Cover	Dec. 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2023
Entity File Number	001-35384
Entity Registrant Name	DATA STORAGE CORPORATION
Entity Central Index Key	0001419951
Entity Tax Identification Number	98-0530147
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	48 South Service Road
Entity Address, City or Town	Melville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11747
City Area Code	212
Local Phone Number	564-4922
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	DTST
Security Exchange Name	NASDAQ
Warrants to purchase shares of Common Stock, par value $0.001 per share
Title of 12(b) Security	Warrants to purchase shares of Common Stock, par value $0.001 per share
Trading Symbol	DTSTW
Security Exchange Name	NASDAQ